Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned Details
Other real estate owned, net	$ 1,934	$ 1,953	$ 2,201
Transfers from loans	1,718	2,972	1,358
Reclassification to buildings	(20)
Proceeds from sales	(1,259)	(3,015)	(1,174)
Gains/(losses) on sales	51	279	96
Write-downs	(405)	(255)	(528)
Other real estate owned, net	2,019	1,934	1,953
(Gains)/ losses on sales of other real estate owned	51	279	96
Write-downs of other real estate owned	(405)	(255)	(528)
Proceeds from sales of other real estate owned	$ (1,259)	$ (3,015)	$ (1,174)